Intangible Assets (Details) - Schedule of intangible assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	R 154,883	R 99,112
Accumulated amortization	(77,852)	(39,773)
Carrying value	77,031	59,339
Product development costs [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	123,036	83,566
Accumulated amortization	(63,299)	(29,922)
Carrying value	59,737	53,644
Computer software [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	24,680	15,546
Accumulated amortization	(13,359)	(9,851)
Carrying value	11,321	5,695
Trade name [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	782
Accumulated amortization	(130)
Carrying value	652
Customer relationship [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	6,385
Accumulated amortization	(1,064)
Carrying value	R 5,321